UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992
Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2009
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of May 31, 2009 (Unaudited)

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.5%
Alabama 0.2%
Alabama Spl. Care Facs. Fin. Auth. Rev., Ascension Health Sr. Credit, Ser. D	Aa1	5.00%	11/15/39	$500	$485,975
Mobile Indl. Dev. Brd., Pwr. Co. (Mandatory Put Date 3/19/12)	A2	4.75	6/01/34	1,000	1,028,840

					1,514,815

Alaska 0.2%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	1,943,660

Arizona 3.1%
Arizona Health Facs. Auth. Rev., Banner Health,
Ser. A	AA-(d)	5.00	1/01/35	2,000	1,835,220
Ser. D	AA-(d)	5.50	1/01/38	2,500	2,453,925
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.25	7/01/32	2,500	2,293,425
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa3	5.00	7/01/39	5,000	5,055,100
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.	A1	7.50	7/01/10	3,000	3,191,250
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.00	1/01/39	9,750	9,845,745
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,286,538

					25,961,203

California 7.2%
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A.,
Sr. Pub. Impts. Proj., Ser. A	Aa3	6.00	9/01/24	5,500	6,206,090
Sub. Impts. Proj., Ser. C	Aa3	6.00	9/01/16	6,690	7,709,154
California Edl. Facs. Auth. Rev.,
Claremont McKenna College	Aa2	5.00	1/01/39	3,000	2,936,340
Univ. Southern Calif., Ser. A	Aa1	5.00	10/01/38	3,000	3,044,550
Univ. Southern Calif., Ser. A	Aa1	5.25	10/01/38	1,000	1,038,060
California Health Facs. Fin. Auth. Rev., Rfdg., Cedars Sinai Med. Ctr.	A2	5.00	11/15/21	1,000	1,004,360
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.25	2/01/38	3,000	2,794,200
California Poll. Ctl. Fin. Auth., Poll. Ctl. Rev., Pac. Gas, Ser. D, F.G.I.C., A.M.T.	A3	4.75	12/01/23	2,500	2,253,975
Solid Waste Disp. Rev., Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	863,690
California St., Var. Purp., G.O.	A2	6.00	4/01/38	3,500	3,593,835
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. C	A+(d)	5.25	8/01/31	1,000	928,250

Elsinore Valley Muni. Wtr. Dist. Ctfs. Part., Rfdg., Ser. A, B.H.A.C.	Aa1	5.00		7/01/29	2,500	2,588,525
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist. No. 2, G.O., Ser. A, C.A.B.S., N.A.T.L.	A1	5.06	(i)	10/01/21	60	32,407
Fresno Swr. Rev., Ser. A, A.G.C.	Aa2	5.00		9/01/33	2,500	2,468,650
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., C.A.B.S., Asset Bkd.,
Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	A3	6.46	(i)	6/01/23	2,000	1,530,680
Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	9.33	(i)	6/01/37	5,000	2,231,150
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	A(d)	6.09	(i)	8/01/25	2,000	758,020
Redondo Beach Unified School Dist., G.O., Election 2008, Ser. A	AA-(d)	4.75		8/01/33	1,500	1,407,615
San Diego Cnty. Wtr. Auth. Wtr. Rev., Ctfs. Part., Ser. 2008, F.S.A.	Aa3	5.00		5/01/38	2,500	2,429,175
San Francisco City & Cnty., Arpts., Commn. Int’l. Arpt., Rfdg., Second Ser. 34E, A.M.T., F.S.A.	Aa3	5.75		5/01/21	3,500	3,654,665
Second Ser. A-3, A.M.T., (Mandatory Put Date 5/1/11)	A1	6.75		5/01/19	1,000	1,044,580
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., N.A.T.L.	Baa1	8.02	(i)	1/15/36	21,000	2,588,040
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa1	7.25		8/01/14	2,000	2,272,040
University Calif. Rev.,
Ser. O	Aa1	5.25		5/15/39	1,400	1,433,796
Ser. O	Aa1	5.75		5/15/34	750	806,490
University Calif. Rev., Unrefunded Bal. U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	A(d)	5.25		5/15/30	850	724,965
Ventura Cnty. Cmnty. College. Dist., Election 2002, Ser. C, G.O.	Aa3	5.50		8/01/33	2,000	2,046,100

						60,389,402

Colorado 2.3%
Colorado Health Facs. Auth. Rev., Adventist Health/Sunbelt, Ser. D	A1	5.25		11/15/35	2,500	2,350,425
Rmk. Poudre Valley Co. Health Fac. Auth. Hosp., Ser. A, F.S.A.	Aa3	5.20		3/01/31	2,000	1,946,500
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, F.G.I.C.	A1	5.00		11/15/25	10,000	10,193,100
Ser. B, A.M.T., F.G.I.C.	A1	5.00		11/15/15	2,500	2,538,675
Platte Riv. Pwr. Auth., Colo. Pwr. Rev., Ser. HH	Aa2	5.00		6/01/27	1,500	1,584,645
University Colo. Enterprise Sys. Rev., Ser. A	Aa3	5.375		6/01/32	1,000	1,042,030

						19,655,375

Connecticut 0.4%
Connecticut St. Health & Edl. Facs. Auth. Rev., Yale Univ. X-3	Aaa	4.85		7/01/37	2,835	2,882,685
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125		6/01/10	685	702,981

						3,585,666

District of Columbia 2.4%
District of Columbia, G.O.,
Ser. E, B.H.A.C.	Aa1	5.00		6/01/28	5,000	5,187,151
Ser. A-1, Rfdg., E.T.M. N.A.T.L.(b)	AAA(d)	6.50		6/01/10	2,905	3,066,140
Unrefunded Balance, Rfdg. A-q, N.A.T.L.	A1	6.50		6/01/10	3,095	3,242,724
District of Columbia Rev., Brookings Inst.	Aa3	5.75		10/01/39	2,000	2,072,800
District of Columbia Wtr. & Swr. Auth., Pub.
Util. Rev., Ser. A	Aa3	5.50		10/01/39	2,000	2,073,740
Metropolitan Washington DC, Arpt. Auth. Sys.,
A.M.B.A.C., A.M.T.	Aa3	5.00		10/01/32	3,725	3,341,809
Ser. A, A.M.T.	Aa3	5.25		10/01/27	1,000	961,230

						19,945,594

Florida 7.0%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30		5/01/18	410	327,557
Citizens Ppty. Ins. Corp., Sr. Secd. High Act, Ser. A-1	A2	6.00		6/01/16	1,500	1,569,345
Florida St. Brd. Ed. Cap. Lottery Rev.,
Outlay, G.O.	Aa1	9.125		6/01/14	1,260	1,426,471
Outlay, Pub. Ed., Ser. C, G.O., F.G.I.C.,	Aa1	5.50		6/01/16	1,000	1,074,850
Ser. B	A2	5.00		7/01/23	5,185	5,367,616
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, N.A.T.L.	A1	5.25		7/01/17	2,950	3,147,355
Greater Orlando Aviation Auth., Arpt. Facs. Rev., Ser. A, F.S.A., A.M.T.	Aa3	5.00		10/01/23	4,240	4,137,986
Halifax Hosp. Med. Ctr. Rev., Ser. B2, F.S.A.	AAA(d)	5.375		6/01/31	4,000	3,828,480
Highlands Cmnty. Dev. Dist. Rev., Spec. Assmt.	NR	5.55		5/01/36	500	254,000
Highlands Cnty. Health Facs. Auth. Rev.,
Adventist Health, Ser. B (Pre-refunded Date 11/15/15)(b)	A1	5.00		11/15/25	205	235,533
Adventist Health Sys., Unrefunded Balance Ser. B	A1	5.00		11/15/25	1,410	1,356,406
Hosp. Adventist/Sunbelt, Ser. A (Pre-refunded date 11/15/11)(b)	NR	6.00		11/15/31	1,000	1,109,200
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., N.A.T.L.	Aa3	5.50		10/01/15	1,000	1,023,320
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	A2	5.00		10/01/26	1,855	1,680,741
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.75		3/01/47	1,500	1,025,175
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	1.47	(i)	10/01/10	1,000	980,710
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aa3	5.50		10/01/18	1,000	1,050,460
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Baa1	6.35		8/01/25	1,500	1,500,525
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, A.M.T., F.S.A.	Aa3	5.25		10/01/26	5,000	4,921,400
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B	Aa3	5.25		10/01/22	5,000	5,414,550
Orlando Util. Commn. Sys. Rev.,
Ser. A	Aa1	5.25		10/01/39	5,000	5,084,200
Ser. B, Rfdg.	Aa1	5.00		10/01/33	1,000	1,001,470

Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., N.A.T.L.	A2	5.00	10/01/34	1,250	1,072,225
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/01/36	300	147,087
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aa3	5.25	10/01/17	2,580	2,823,913
Sch. Impvt., F.S.A.	Aa3	5.25	10/01/18	2,325	2,515,580
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	985	479,429
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South FL. Grp.	Aa3	5.00	8/15/27	3,750	3,619,313
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.00	3/01/35	1,000	783,490

					58,958,387

Georgia 1.5%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa3	5.625	1/01/33	2,000	2,133,440
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorepe Pwr. Vogtle. Proj. Ser. B	A3	5.50	1/01/33	750	716,603
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	589,915
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	931,110
Georgia St. Rd. & Twy. Auth. Rev., Fed. Hwy.
Grant. Antic. Bds.,
Ser. A	Aa3	5.00	6/01/18	3,500	3,977,820
Ser. A	Aa3	5.00	6/01/21	1,000	1,103,570
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp. Inc., N.A.T.L.	A2	5.50	1/01/21	3,185	3,208,505

					12,660,963

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.00	7/01/25	500	427,470

Hawaii 0.9%
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co. Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.20	11/01/29	8,000	7,686,640

Idaho 0.4%
Boise St. Univ. Idaho Rev., Gen. Rfdg., Ser. A	A1	5.00	4/01/39	1,000	1,010,630
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.25	12/01/33	1,000	1,060,260
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran, Ser. A	Aa3	5.00	7/15/27	1,250	1,274,825

					3,345,715

Illinois 6.6%
Chicago Midway Arpt. Rev., Ser. B., A.M.T.	A2	5.75	1/01/22	5,000	5,001,150
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt. 3rd Lien,
Ser. A, N.A.T.L.	A1	5.25	1/01/26	6,000	6,089,760
Ser. B, Rfdg., F.G.I.C.	A1	5.25	1/01/15	1,000	1,088,100
Ser. B-1, X.L.C.A.	A1	5.25	1/01/34	1,975	1,942,748

Gilberts Spl. Svc. Area No. 9 Spl. Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.75		3/01/27	2,000	2,265,280
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.00		5/01/30	4,000	2,869,600
Illinois Fin. Auth. Rev.,
Central Dupage Health, Ser. 09	AA(d)	5.25		11/01/39	2,000	2,007,880
Northwestern Mem. Hosp., Ser. A, (Pre-refunded Date 8/15/14)(b)	AA+(d)	5.25		8/15/34	5,000	5,778,250
Northwestern Mem. Hosp., Ser. A,	Aa2	6.00		8/15/39	1,000	1,037,780
Univ. of Chicago, Ser. B	Aa1	6.25		7/01/38	5,000	5,552,050
Illinois St., Ser. 1st, G.O., F.S.A.	Aa3	5.25		4/01/22	2,500	2,615,750
Illinois Toll Hwy. Auth. Rev.,
Ser. B	Aa3	5.50		1/01/33	2,000	2,076,100
Sr. Prority, Sr. A-1, F.S.A.	Aa3	5.00		1/01/24	5,000	5,249,100
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
Cap. Apprec. McCormick Place Expansion, Sr. A, N.A.T.L.	A2	6.16	(i)	12/15/34	10,000	2,122,900
Cap. Apprec. McCormick Place Expansion, Sr. A, N.A.T.L.	A2	6.23	(i)	6/15/37	7,500	1,342,350
McCormick Place Expansion, Ser. A, N.A.T.L.	A2	5.25		6/15/42	8,500	8,446,960

						55,485,758

Indiana 0.5%
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.00		1/01/36	5,000	4,245,800

Kansas 1.2%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70		12/01/27	1,530	1,546,555
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75		6/01/27	1,440	1,458,187
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85		12/01/27	1,300	1,321,138
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	NR	5.65		9/01/19	5,000	5,596,900

						9,922,780

Kentucky 0.7%
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., A.G.C.	Aa2	5.25		2/01/28	5,500	5,771,810

Louisiana 0.7%
Louisiana St. Ppty., Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa2	6.75		6/01/26	2,000	2,219,900
New Orleans, G.O., Rfdg., N.A.T.L.	Baa1	5.25		12/01/22	3,540	3,550,443

						5,770,343

Maine 0.2%
Maine Health & Higher Edl. Facs. Auth. Rev., Bowdoin College, Ser. A	Aa2	5.00		7/01/39	1,500	1,508,205

Maryland 0.4%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25		5/15/46	2,000	1,806,940
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.25		12/01/13	600	560,670
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aa3	6.50		9/01/12	800	869,272

						3,236,882

Massachusetts 4.2%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375		5/15/15	790	792,133
Massachusetts Bay Trans. Auth. Rev.,
Assmt., Ser. A	Aa1	5.25		7/01/34	2,000	2,094,080
Mass. Sales Tax, Ser. B, N.A.T.L.	Aa2	5.50		7/01/27	1,325	1,541,704
Massachusetts St. Health & Edl. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa3	6.75		7/01/16	3,590	3,555,967
Harvard Univ., Ser. A(e)	Aaa	5.50		11/15/36	3,500	3,778,390
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Baa1	6.05		10/01/20	1,000	1,078,530
Valley Region Health Sys., Ser. C, CONNIE LEE	Baa3	7.00		7/01/10	825	838,283
Massachusetts St., G.O.,
Cons. Ln., Ser. C, F.S.A.	Aa2	5.00		8/01/19	2,000	2,248,120
Fltg.-Cons. Ln., Ser. A, F.G.I.C.	Aa2	1.245	(j)	5/01/37	5,000	2,940,000
Ser. B, F.S.A.	Aa2	5.25		9/01/24	9,000	10,409,039
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., F.G.I.C.	A2	5.00		7/01/32	5,000	4,246,600
Massachusetts St. Wtr. Poll. Abatement Tr. St. Revolving Fd., Ser. 14	Aaa	5.00		8/01/38	2,000	2,069,220

						35,592,066

Michigan 1.7%
Detroit Wtr. Supply Sys., (Pre-refunded Date 7/01/13)(b)	AA-(d)	5.25		7/01/32	5,500	6,249,320
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	A1	5.00		3/01/31	3,000	2,455,470
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.25		11/15/46	2,000	1,566,100
McLaren Healthcare	A1	5.75		5/15/38	1,000	942,330
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Dow Chemical Ser. B-1, Rmkt., Adj. Refd.	Baa3	6.25		6/01/14	1,000	1,006,640
Okemos Pub. Sch. Dist., G.O.,
N.A.T.L., C.A.B.S.	A1	2.72	(i)	5/01/12	1,100	1,017,203
N.A.T.L., C.A.B.S.	A1	2.96	(i)	5/01/13	1,000	892,080

						14,129,143

Minnesota 0.2%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80		1/01/19	1,990	2,030,616

Missouri 0.1%
Clay Cnty. Pub. Sch. Dist. No. 53, Liberty Sch. Bldg. Direct. Dep. Prog., G.O.	AA+(d)	5.00		3/01/27	950	998,745

New Hampshire 0.6%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3	7.60	(i)	1/01/24	4,740	1,628,237
New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College (Pre-refunded Date 1/01/11)(b)	BBB(d)	7.50		1/01/31	3,000	3,333,570

						4,961,807

New Jersey 7.7%
Cape May Cnty. Ind. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, N.A.T.L.	Baa1	6.80		3/01/21	2,615	3,095,219
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.	NR	5.375		8/01/15	1,205	1,335,068
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	AA-(d)	6.60		6/01/10	1,600	1,710,056
G.O., F.G.I.C.	AA-(d)	6.60		6/01/11	1,600	1,710,056
Jersey City Sew. Auth.,
Swr. Ref., A.M.B.A.C.	NR	6.00		1/01/10	2,585	2,666,764
Swr. Ref., A.M.B.A.C.	NR	6.25		1/01/14	4,255	4,688,115
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625		6/15/19	1,750	1,624,858
Cigarette Tax	Baa2	5.75		6/15/34	1,750	1,389,710
First Mtge.-Franciscan Oaks	NR	5.70		10/01/17	2,040	1,773,005
First Mtge.-Keswick Pines	NR	5.75		1/01/24	1,750	1,331,908
Masonic Charity Fdn. Proj.	A-(d)	5.875		6/01/18	250	259,870
Masonic Charity Fdn. Proj.	A-(d)	6.00		6/01/25	1,150	1,164,651
Trans. Proj. Sublease, Ser. A, Rfdg.	A1	5.00		5/01/19	3,725	4,030,674
New Jersey Health Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr.
(Pre-refunded Date 7/1/12)(b)	A2	6.00		7/01/26	2,565	2,900,451
(Pre-refunded Date 7/1/12)(b)	A2	6.00		7/01/32	2,000	2,261,560
(Pre-refunded Date 7/1/12)(b)	A2	6.25		7/01/17	1,740	1,969,349
South Jersey Hosp.
St. Peter’s Univ. Hosp., Ser. A	Baa2	6.875		7/01/30	3,750	3,694,350
Unrefunded Balance	A2	6.25		7/01/17	2,185	2,304,323
Virtua Health, A.G.C.	Aaa	5.50		7/01/38	2,000	1,985,540
New Jersey St. Hwy. Auth., Garden St. Pkwy. Gen. Rev., E.T.M.(b)	A1	6.20		1/01/10	1,335	1,371,312
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C.,
C.A.B.S. (Converts to 5.15% on 1/1/15)	A3	5.40	(i)	1/01/35	3,000	2,159,760
Ser. E	A3	5.25		1/01/40	2,000	2,030,020
New Jersey St. Trans. Trust Fund, Auth. Rev.,
Ser. A	A1	5.50		12/15/23	6,000	6,561,239
Ser. A	A1	5.875		12/15/38	3,000	3,223,140
Rutgers St. Univ. of NJ, Ser. A	Aa3	6.40		5/01/13	1,415	1,551,335
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.
(Pre-refunded Date 6/1/12)(b)	Aaa	6.00		6/01/37	400	452,832
(Pre-refunded Date 6/1/12)(b)	Aaa	6.125		6/01/42	2,000	2,271,480
Ser. 1A	Baa3	4.50		6/01/23	500	439,690
Ser. 1A	Baa3	5.00		6/01/41	4,000	2,410,280

						64,366,615

New Mexico 0.2%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50		7/01/35	1,425	1,409,696

New York 15.3%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A, (Pre-refunded Date 11/15/10)(b)	NR	8.125		11/15/20	500	555,115

Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.	Aa3	5.75	5/01/19	1,250	1,318,900
City of Buffalo Proj., F.S.A.	Aa3	5.75	5/01/24	9,765	9,889,503
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	A1	7.20	7/01/10	3,495	3,652,590
Long Island Pwr. Auth. Elec. Sys. Rev.,
Gen. Ser. A	A3	6.00	5/01/33	1,000	1,096,290
Ser. A	A3	6.25	4/01/33	500	556,410
Ser. A, B.H.A.C.	Aa1	5.50	5/01/33	2,000	2,132,180
Metropolitan Trans. Auth., Dedicted Tax Fd., Ser. B	AA(d)	5.00	11/15/34	1,000	997,120
Rev. Svc. Contract,
Ser. 2008C	A2	6.50	11/15/28	2,500	2,767,950
Ser. A, N.A.T.L.	A1	5.50	7/01/20	2,500	2,592,775
Ser. B, N.A.T.L.	A1	5.50	7/01/19	5,000	5,208,349
Ser. B, N.A.T.L.	A1	5.50	7/01/23	12,285	12,624,311
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.00	8/01/22	2,000	1,764,520
New York City Ind. Dev. Agcy. Spec. Fac. Rev.,
Terminal One Group Assn. Proj., A.M.T.	A3	5.50	1/01/24	1,500	1,386,495
N.Y. Stock Exchange Proj. A, Rfdg.	A1	4.75	5/01/29	1,100	1,069,574
New York City Mun. Wtr. Fin. Auth. Rev.,
Unrefunded Balance, Ser. B	Aa2	6.00	6/15/33	985	1,041,293
Wtr. & Swr., Fiscal 2009, Ser. A	Aa2	5.75	6/15/40	1,000	1,072,430
New York City Tr. Cultural Res. Rev., Juilliard Sch., Ser. A	Aa2	5.00	1/01/39	2,500	2,532,200
New York City Trans. Fin. Auth. Rev.,
Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	A1	5.25	1/15/39	3,000	2,937,990
Ser. B	Aa1	5.25	2/01/29	2,500	2,618,775
Sub-Future Tax Sec., Ser. A (Converts to 14% on 11/1/11)	Aa1	5.50	11/01/26	2,650	2,838,256
New York City, G.O.,
Ser. A	Aa3	5.00	2/15/39	1,500	1,517,160
Ser. A, Unrefunded Balance	Aa3	6.00	5/15/30	10	10,200
Ser. E	Aa3	5.00	8/01/17	6,000	6,530,879
Ser. I-1	Aa3	5.25	4/01/28	2,000	2,061,880
Ser. I-1	Aa3	5.375	4/01/36	2,500	2,573,950
New York Liberty Dev. Corp. Rev., National Sports Museum Proj., Ser. A (original cost $659,999; purchased 8/7/06)(c)(f)(h)	NR	Zero	2/15/19	660	660
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,222,150
Lease Rev., Ser. B (Mandatory Put Date 5/15/12)	Aa3	5.25	7/01/29	3,000	3,193,590
Mental Health Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,258,720
Non-State Supported Debt., Columbia Univ.	Aaa	5.00	7/01/38	1,675	1,733,056
Non-State Supported Debt., Cornell Univ., Ser. A	Aa1	5.00	7/01/39	2,000	2,049,300
Non-State Supported Debt., Mem. Sloan Kettering, Sub. Ser. A1	Aa2	4.50	7/01/35	5,000	4,529,550
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.25	7/01/20	2,100	2,244,753
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.25	7/01/21	2,000	2,120,380
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,180,930
New York St. Engy. Res. & Dev. Auth. Rev.,
Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	A(d)	4.70	2/01/24	2,000	1,833,760

New York St. Environ. Facs. Corp. Rev.,
Clean Wtr. & Drinking Revolving Fds. Pooled Fin.,
Ser. B	Aaa	5.50		10/15/23	3,750	4,518,712
Ser. E	Aaa	6.50		6/15/14	35	35,154
New York City Mun. Wtr. Proj., Ser. E	Aaa	5.00		6/15/34	2,000	2,026,620
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1	8.00		5/01/11	1,760	1,897,861
New York St. Local Gov’t. Assist. Corp. Rev.,
Ser. C, C.A.B.S.	Aa3	2.57	(i)	4/01/14	882	780,226
Ser. E	Aa3	6.00		4/01/14	3,000	3,366,270
New York St. Mun. Bond Bank Agcy. Rev., Special Sch. Supply,
Ser. C	A+(d)	5.25		6/01/22	3,200	3,299,232
Ser. C	A+(d)	5.25		12/01/22	3,595	3,703,821
Port Auth. of New York & New Jersey Cons. Rev., Ser. 127, A.M.B.A.C., A.M.T.	Aa3	5.50		12/15/15	3,000	3,142,350
Triborough Bridge & Tunnel Auth., New York Rev., Ser. C	Aa2	5.00		11/15/33	5,000	5,048,700

						128,532,890

North Carolina 1.8%
Charlotte Arpt. Rev., Ser. B, A.M.T., N.A.T.L.	A1	6.00		7/01/24	1,000	1,010,400
North Carolina Cap. Facs. Fin. Agy. Rev., Duke Univ. Proj., Ser. B	Aa1	5.00		10/01/38	3,000	3,067,680
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
A.G.C.	Aa2	6.00		1/01/19	500	527,900
A.M.B.A.C.	Baa1	6.00		1/01/18	1,000	1,122,490
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.00		1/01/26	650	821,886
Ser. A, E.T.M.(b)	Baa1	6.40		1/01/21	1,000	1,251,050
Ser. A, E.T.M.(b)	Aaa	6.50		1/01/18	2,635	3,404,947
Ser. A, N.A.T.L., Unrefunded Balance	Baa1	6.50		1/01/18	1,005	1,163,901
North Carolina Med. Care Commn. Health Care Facs. Rev., Wakemed., Ser. A., A.G.C.	Aa2	5.625		10/01/38	500	508,825
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aa3	6.00		7/01/21	1,000	1,010,560
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25		12/01/21	1,000	1,056,160

						14,945,799

North Dakota 1.2%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A(d)	7.20		6/30/13	9,000	9,971,460

Ohio 2.7%
American Mun. Pwr., Inc., Ser. A	A2	5.00		2/01/13	2,500	2,480,175
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo,
Ser. A	Baa3	6.50		6/01/47	4,250	3,043,553
Ser. A-2	Baa3	5.875		6/01/47	1,000	650,420
Columbus Citation Hsg. Dev. Corp. Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625		1/01/22	1,410	1,723,626
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50		1/01/30	5,000	5,047,250
Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A2	5.09	(i)	12/01/20	2,000	1,130,160
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aa2	4.07	(i)	12/01/19	1,720	1,130,831

Lucas Cnty. Health Care Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625	8/15/30	1,000	955,560
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	NR	5.00	11/15/21	3,935	3,776,577
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.25	11/15/39	500	510,155
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	750	900,120
Ohio St. Wtr. Dev. Auth., Solid Wste. Rev., Allied Wste., Inc. Proj., Ser. A, A.M.T.	BBB(d)	5.15	7/15/15	750	712,133
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Sys., Ser. B (Pre-refunded Date 11/15/10)(b)	A-(d)	6.375	11/15/22	665	723,420
Ser. B, Unrefunded Balance	A-(d)	6.375	11/15/22	335	341,673

					23,125,653

Oklahoma 0.3%
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24, A.M.B.A.C., A.M.T.	A2	5.75	2/01/18	2,620	2,621,074

Oregon 0.4%
Oregon St. Dept. Trans. Hwy. Usertax Rev., Sr. Lien., Ser. A	Aa2	5.00	11/15/33	3,500	3,596,705

Pennsylvania 7.3%
Allegheny Cnty. Hosp. Dev. Rev., Univ. Pittsburgh Med. Cent., Ser. B	Aa3	5.00	6/15/18	1,500	1,574,520
Allegheny Cnty. San. Auth. Swr. Rev., N.A.T.L.
(Pre-refunded Date 12/01/10)(b)	Baa1	5.50	12/01/20	2,500	2,674,050
Unrefunded Balance, N.A.T.L.	Baa1	5.50	12/01/30	460	467,604
Armstrong Cnty., G.O., N.A.T.L.	Baa1	5.40	6/01/31	2,000	1,974,640
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., N.A.T.L.	Aa3	5.70	10/01/14	1,250	1,352,863
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	A+(d)	5.375	6/01/16	1,080	1,168,776
Canon McMillan Sch. Dist., G.O., Ser. B, F.G.I.C.	AA-(d)	5.50	12/01/29	3,000	3,005,130
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.25	4/01/30	1,000	1,046,420
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, F.S.A.	Aa3	5.625	1/01/26	5,000	5,013,899
Ser. B, F.S.A.	Aa3	5.70	1/01/22	1,000	1,005,170
Erie Parking Auth. Facs. Rev., F.S.A. (Pre-refunded Date 09/01/13)(b)	Aa3	5.00	9/01/26	70	79,699
Lancaster Cnty. Hosp. Auth. Rev.,
Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/1/10)(b)	NR	7.625	5/01/31	1,000	1,074,680
Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	NR	5.50	3/15/26	1,500	1,727,460
Lebanon Cnty. Health Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00	11/15/35	1,000	813,860
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	NR	6.00	1/01/43	2,500	2,945,950
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	A(d)	6.25	7/01/11	2,195	2,271,496

Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Baa3	4.625		12/01/18	3,500	2,999,815
Ser. F, A.M.B.A.C., A.M.T.	Baa3	5.00		12/01/15	3,000	2,820,360
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	A3	5.50		7/01/17	9,000	9,605,970
A.M.B.A.C.	A3	5.50		7/01/20	2,750	2,890,910
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	A1	5.25		12/01/18	1,435	1,453,885
Pennsylvania St. Univ., Ser. A	Aa2	5.00		3/01/28	750	795,105
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj., Ser. B	BBB-(d)	5.25		9/01/31	1,000	800,140
Philadelphia G.O., Ser. B, A.G.C.	Aa2	7.125		7/15/38	1,500	1,660,245
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., Oblig. Gp. (original cost $1,820,479; purchased 4/25/96-7/2/98)(c)(f)(h)	NR	7.25		7/01/18	1,803	18
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aa3	5.625		9/01/19	2,500	2,532,175
Pittsburgh Wtr. & Swr. Auth. Sys. Rev.,
Ser. A, Rfdg., F.G.I.C., E.T.M.(b)	NR	6.50		9/01/13	1,780	2,031,585
Ser. A, Unrefunded Bal., Rfdg., Ser. A, F.G.I.C.	Baa1	6.50		9/01/13	2,220	2,431,966
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	A(d)	1.95	(i)	11/01/12	1,035	968,926
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25		6/01/22	2,400	2,460,912

						61,648,229

Puerto Rico 3.3%
Puerto Rico Comnwlth., G.O.,
A.M.B.A.C.-T.C.R.S.	Baa3	7.00		7/01/10	11,530	12,009,993
Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25		1/01/15	1,000	994,220
N.A.T.L.-I.B.C.	Baa3	7.00		7/01/10	1,970	2,046,633
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg.,
Ser. CC	Baa2	5.50		7/01/28	2,500	2,289,900
Ser. G, F.G.I.C.	Baa3	5.25		7/01/18	2,250	2,208,488
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.50		7/01/23	1,320	1,513,525
Ser. K	Baa3	5.00		7/01/14	2,000	1,979,580
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. TT	A3	5.00		7/01/22	1,250	1,191,038
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00		8/01/12	1,000	1,019,240
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg., Govt. Facs., Ser. N	Baa3	5.50		7/01/19	2,500	2,442,250

						27,694,867

Rhode Island 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev.,
Brown Univ.	Aa1	5.00		9/01/37	5,000	5,097,850
Lifespan Oblig., Ser. A., A.G.C.	Aa2	7.00		5/15/39	2,000	2,164,500

						7,262,350

South Carolina 2.1%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375		1/01/10	1,265	1,329,553
Lexington Wtr. & Swr. Rev., Rfdg. & Impt. Comb., Ser. A, N.A.T.L.	A3	5.75		4/01/20	4,180	4,339,091

South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. A, F.S.A.	Aa3	4.75		8/01/31	3,000	2,714,250
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875		8/01/27	345	405,209
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875		8/01/28	2,655	3,147,343
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Ser. A	Aa2	5.50		1/01/38	2,500	2,629,200
Ser. A, A.M.B.A.C.	Aa2	5.00		1/01/21	3,000	3,251,760

						17,816,406

South Dakota 0.1%
Ed. Enhancement Fdg. Corp. Rev., Ser. B	Baa3	6.50		6/01/32	1,000	884,230

Tennessee 0.9%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	NR	6.75		9/01/10	3,440	3,582,898
Knox Cnty. Health Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Health Rev., Rfdg. & Impt., Ser. A, C.A.B.S.	A-(d)	7.41	(i)	1/01/35	1,000	160,610
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.00		2/01/18	2,000	1,856,920
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa1	5.00		7/01/34	1,755	1,730,623

						7,331,051

Texas 5.4%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.00		11/15/22	4,610	4,817,035
Austin Wtr. & Wastewater Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa3	5.125		11/15/29	2,000	2,069,560
Brazoos River Auth. Rev.,	Caa2	5.40		5/01/29	1,500	663,780
Houston Inds., Inc., Proj. B., A.M.B.A.C.	Caa2	5.40		10/01/29	1,000	540,000
Poll. Ctl. Rev., TXU Energy Co., LLC Proj., A.M.T., Ser. D (Mandatory Put Date 10/01/14)	Baa2	5.125		11/01/20	3,500	3,321,885
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Methodist Hosp. Sys., Ser. B	AA(d)	5.50		12/01/18	1,000	1,097,730
Houston Arpt. Sys. Rev., E.T.M.(b)	Aaa	7.20		7/01/13	2,145	2,411,967
Houston Higher Edu. Fin. Corp. Higher Edu. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75		11/15/33	3,000	3,004,080
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.25		11/15/33	1,510	1,522,790
Lower Colo. Riv. Auth. Tex. Rev.,
Trans. Svcs., Rfdg., B.H.A.C.	Aa1	5.25		5/15/28	2,000	2,106,560
Rfdg.	A1	5.75		5/15/28	3,205	3,317,496
North Tex. Twy. Auth. Rev., Rfdg., Sys.,
First Tier., Ser. A	A2	5.75		1/01/40	1,500	1,476,570
First Tier., Ser. H (Mandatory Put Date 1/1/13)	A2	5.00		1/01/42	2,000	2,006,420
Second Tier, Ser. F	A3	5.75		1/01/38	2,500	2,451,725
Port Houston Auth. Rev., Harris Cnty., G.O., Rfdg., Ser. A, A.M.T.	Aa1	6.125		10/01/33	1,000	1,020,200
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa2	6.15		8/01/22	1,000	460,010

San Antonio Elec. & Gas Sys.	Aa1	5.00	2/01/29	1,695	1,738,053
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.00	2/01/21	5,000	5,366,899
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB-(d)	5.00	8/15/30	1,000	628,090
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., N.A.T.L.	Baa1	5.50	11/01/18	2,240	2,208,371
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A	AA(d)	5.25	12/01/23	2,500	2,745,225

					44,974,446

Utah 0.6%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.00	7/01/17	5,000	5,439,700

Vermont 0.3%
Univ. VT & St. Agric. College	A1	4.75	10/01/27	2,785	2,757,930

Virgin Islands 0.2%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan, Note A	Baa2	5.25	10/01/21	1,500	1,433,610

Virginia 1.5%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	NR	5.125	9/01/38	2,300	2,210,484
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	AA-(d)	5.25	7/15/17	5,775	6,375,542
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,345,512
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625	6/01/37	1,000	1,163,990
Virginia St. Res. Auth. Clean Wtr. Rev., St. Revolving Fd.	Aaa	5.00	10/01/30	1,500	1,575,300

					12,670,828

Washington 2.3%
Clark Cnty. Sch. Dist. No. 114 Evergreen, F.S.A., G.O.	Aa1	5.25	12/01/18	3,800	4,042,858
Port Seattle Rev., Intermediate Lien, Rfdg., X.L.C.A.	Aa3	5.00	2/01/28	3,000	2,996,190
Snohomish Cnty. Ltd. Tax, G.O., N.A.T.L.	Aa3	5.375	12/01/19	2,000	2,123,280
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,780	1,787,440
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
N.A.T.L.	Aa2	5.00	6/01/21	2,665	2,816,585
N.A.T.L.	Aa2	5.00	6/01/22	2,570	2,697,626
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(b)	Aa2	5.00	10/01/36	85	99,538
Washington St. Hsg. Fin. Commn., Single Fam. Proj., Ser. 2A, A.M.T.	Aaa	5.375	12/01/18	2,490	2,503,919

					19,067,436

West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.75	9/01/30	2,000	2,167,240
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(d)	5.875	7/01/20	1,015	1,030,956

					3,198,196

Wisconsin 0.8%
Badger Tobacco Asset Secur. Corp. Rev., Asset Bkd.	Aaa	6.125	6/01/27	2,405	2,569,406
Wisconsin St. Gen. Rev., St. Approp., Ser. A	A1	5.75	5/01/33	2,000	2,095,400
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000	1,881,640

					6,546,446

Total long-term investments (cost $830,810,598)					827,024,462

SHORT-TERM INVESTMENTS 0.9%
Alabama 0.5%
Mobile Indl. Dev. Brd., Poll. Ctl. Rev.,
Adj. Rfdg. Pwr. Co. Proj., F.R.D.D.(g)(j)	VMG1	.30	6/01/09	100	100,000
Barry Plt. Proj., Ser. B, F.R.D.D.(g)(j)	VMG1	.30	6/01/09	2,700	2,700,000
Rfdg. Exxon Mobil Proj., F.R.D.D.(g)(j)	VMG1	.10	6/01/09	1,415	1,415,000

					4,215,000

California 0.3%
California St. Dept. Water Res. Pwr. Supply Rev., Var. Sub. Ser. F-4, F.R.D.D.(g)(j)	VMG1	.20	6/01/09	200	200,000
Sacramento Cnty. Santn. Dist. Fin. Auth. Rev., Sub. Lien Santn. Dist., Rfdg.,
Ser. A, F.R.D.D.(g)(j)	VMG1	.20	6/01/09	200	200,000
Ser. C, F.R.D.D.(g)(j)	VMG1	.20	6/01/09	800	800,000
Ser. D, F.R.D.D.(g)(j)	VMG1	.20	6/01/09	1,200	1,200,000
Santa Clara Elec. Rev., Ser. A, F.R.D.D.(g)(j)	A-1(d)	.20	6/01/09	300	300,000

					2,700,000

Rhode Island 0.1%
Providence Hsg. Auth. Mult. Family Rev., Var. Hog. Cathedral Square, Ser. B, A.M.T., F.R.D.D.(g)(j)	A-1(d)	.45	6/01/09	310	310,000

Texas
Dallas Performing Arts, Var. Dallas Ctr. Fndtn. Proj., Ser. A, F.R.D.D.(g)(j)	VMG1	.26	6/01/09	300	300,000

Total short-term investments (cost $7,525,000)					7,525,000

Total Investments 99.4% (cost $838,335,598)(k)					834,549,462

Other assets in excess of liabilities(l) 0.6%					4,900,446

Net Assets 100.0%					$839,449,908

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.G.C.—Assured Guaranty Corporation

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corporation

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C.— Insured Bond Certificates

N.A.T.L.—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.—University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

+	The ratings reflected are as of May 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	For purposes of amortized cost valuation, the maturity date of floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(h)	Indicates a security restricted to resale. The aggregate cost of such securities was $2,480,478. The aggregate value of $678 is approximately 0.0% of the net assets.
(i)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at the time of reporting date.
(j)	Floating Rate Security. The interest rate shown reflects the rate in effect at May 31, 2009.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$837,744,013	$28,819,331	$(32,013,882)	$(3,194,551)

(l)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2009	Unrealized Appreciation (1)
	Short Positions:
83	U.S. Treasury 10 Yr Notes	Sept. 2009	$9,921,580	$9,711,000	$210,580
111	U.S. Long Bond	Sept. 2009	13,443,799	13,059,844	383,955

					$594,535

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$594,535
Level 2 - Other Significant Observable Inputs	834,549,462	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$834,549,462	$594,535

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and May 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.